Cover	Jun. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2023
Entity File Number	001-34113
Entity Registrant Name	WAVE SYNC CORP.
Entity Central Index Key	0000860131
Entity Tax Identification Number	74-2559866
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	19 West 44th Street
Entity Address, Address Line Two	Suite 1001
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	852
Local Phone Number	98047102
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false